Related parties - Narrative (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2025 BRL (R$)
Patria Investments Limited | Out-of-Court Reorganization Plan
Disclosure of transactions between related parties [line items]
Non-cash transactions, Settlement of liabilities	R$ 743,400